Schedule of income tax rates to profit or loss before income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss before income tax	$ (4,916,682)	$ (760,586)
Tax calculated at tax rate of 17% (2024: 17%)	(835,836)	(129,300)
- Expenses not deductible for tax purposes	465,367	198,675
- Income not subject to tax	(45,126)	(186,647)
- Temporary difference	259,807	(10,057)
Tax credit attributable to loss	$ (155,788)	$ (127,329)